Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Contingency [Line Items]
U.S. federal corporate statutory tax rate					21.00%						21.00%	21.00%	21.00%	24.50%	35.00%
Tax expense related to the reduction of deferred tax assests														$ 23
Income tax benefit related to release of valuation allowance		$ 33											$ 59
Income tax benefit related to prior year intergroup transfer														30
Tax benefit related to foreign currency losses on intra-entity loans													0	0	$ 59
Release of valuation allowance													65	14	134
Valuation allowances relates to foreign tax credit carryforwards							$ 133							133
Deferred tax assets valuation allowance			$ 91				206						91	206
Valuation allowance relates to outside basis differences in investments			4										4
Reinvested Earnings at foreign subsidiaries			206										206
Accrued interest and penalties			3				2						3	2
Uncertain income tax position not recognized			12				18						12	18
Decrease in uncertain tax positions resulting from ongoing audits and settlements	$ 1												1
Income tax expense	$ (12)		(77)	$ (12)	$ 48	$ 50	$ (2)	$ 61	$ 19	$ 52	$ (7)	$ 98	9	$ 130	(151)
Domestic Tax Authority
Income Tax Contingency [Line Items]
Release of valuation allowance															$ 125
Deferred tax assets valuation allowance			49										49
Net operating loss carryforward			0										0
Foreign Tax Authority
Income Tax Contingency [Line Items]
Release of valuation allowance													59
Valuation allowances relates to foreign tax credit carryforwards			33										33
Foreign tax credit carryforward			120										120
Decrease in gross unrecognized tax benefits													7
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Valuation allowance relates to NOL carryforwards			12										12
United Kingdom Tax Authority
Income Tax Contingency [Line Items]
Net operating loss carryforward			11										11
France Tax Authority
Income Tax Contingency [Line Items]
Net operating loss carryforward			88										88
Spain Tax Authority
Income Tax Contingency [Line Items]
Net operating loss carryforward			$ 32										$ 32